Share-Based Compensation - Schedule of Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 114	$ 117	$ 195
Capitalized share-based compensation	(23)	(16)	(23)
Total share-based compensation expense	91	101	172
Tax benefit associated with share-based compensation expense	5	0	0
Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	34	41	90
Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 80	$ 76	$ 105